RELATED PARTY TRANSACTIONS (Details) - USD ($)		3 Months Ended	6 Months Ended		12 Months Ended
	Nov. 09, 2012	Jun. 30, 2015	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Conversion, Original Debt, Amount	$ 545,958				$ 550,000	$ 2,915,000
Amortization of Debt Discount (Premium)				$ 125,550	223,419	751,126
Aztec [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Debt Conversion, Original Debt, Amount						522,891
Debt Conversion Accrued Interest Amount						$ 30,000
Debt Conversion, Converted Instrument, Shares Issued (in Shares)						73,733
Stock Redeemed or Called During Period, Shares (in Shares)						73,733
Amortization of Debt Discount (Premium)						$ 254,162
Assure [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party		$ 6,750	$ 13,500		29,940
Due to Related Parties		4,500	4,500		2,250
Payments for Fees					95,000
Merriman [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party		$ 30,000	$ 60,000		$ 120,000